Credit Risk - Schedule of Macroeconomic Asumptions and the Evolution Throughout the Forecast Period (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Upside 1
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(0.73%)	1.30%
House price growth, Peak/(trough) at	(12.79%)	(3.07%)
GDP, 5-year average increase/decrease	1.17%	2.33%
GDP, Cumulative growth/(fall) to peak/(trough)	5.98%	12.19%
Unemployment rate, 5-year end period	4.17%	3.60%
Unemployment rate, Peak/(trough) at	4.72%	4.45%
Bank of England bank rate, 5-year end period	2.25%	2.00%
Bank of England bank rate, Peak/(trough) at	3.75%	2.00%
Base case
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(0.62%)	2.00%
House price growth, Peak/(trough) at	(11.19%)	0.00%
GDP, 5-year average increase/decrease	0.75%	1.89%
GDP, Cumulative growth/(fall) to peak/(trough)	3.80%	9.83%
Unemployment rate, 5-year end period	4.28%	4.30%
Unemployment rate, Peak/(trough) at	5.10%	4.70%
Bank of England bank rate, 5-year end period	2.50%	0.75%
Bank of England bank rate, Peak/(trough) at	4.00%	0.75%
Downside 1
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(3.79%)	(1.78%)
House price growth, Peak/(trough) at	(19.00%)	(9.87%)
GDP, 5-year average increase/decrease	(0.17%)	0.93%
GDP, Cumulative growth/(fall) to peak/(trough)	(0.84%)	4.75%
Unemployment rate, 5-year end period	6.09%	5.65%
Unemployment rate, Peak/(trough) at	6.12%	5.65%
Bank of England bank rate, 5-year end period	2.25%	1.00%
Bank of England bank rate, Peak/(trough) at	3.50%	1.00%
Downside 2
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(4.82%)	(3.27%)
House price growth, Peak/(trough) at	(30.69%)	(24.03%)
GDP, 5-year average increase/decrease	(0.63%)	0.49%
GDP, Cumulative growth/(fall) to peak/(trough)	(3.12%)	2.48%
Unemployment rate, 5-year end period	6.23%	5.95%
Unemployment rate, Peak/(trough) at	8.50%	7.27%
Bank of England bank rate, 5-year end period	2.50%	2.25%
Bank of England bank rate, Peak/(trough) at	4.00%	3.00%
Stubborn Inflation
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease	(4.69%)
House price growth, Peak/(trough) at	(23.12%)
GDP, 5-year average increase/decrease	(0.45%)
GDP, Cumulative growth/(fall) to peak/(trough)	(2.23%)
Unemployment rate, 5-year end period	6.40%
Unemployment rate, Peak/(trough) at	6.64%
Bank of England bank rate, 5-year end period	3.00%
Bank of England bank rate, Peak/(trough) at	6.00%
Downside 3
Disclosure of credit risk exposure [line items]
House price growth, 5-year average increase/decrease		(6.00%)
House price growth, Peak/(trough) at		(32.12%)
GDP, 5-year average increase/decrease		(0.58%)
GDP, Cumulative growth/(fall) to peak/(trough)		(2.85%)
Unemployment rate, 5-year end period		6.80%
Unemployment rate, Peak/(trough) at		11.90%
Bank of England bank rate, 5-year end period		0.25%
Bank of England bank rate, Peak/(trough) at		(0.50%)